ACCOUNTING POLICIES & GOING CONCERN	6 Months Ended
Jun. 30, 2022
ACCOUNTING POLICIES & GOING CONCERN
ACCOUNTING POLICIES & GOING CONCERN

NOTE 10 – ACCOUNTING POLICIES & GOING CONCERN

General information

The information for the year ended 31 December 2021 does not constitute statutory accounts as defined in section 434 of the Companies Act 2006. A copy of the statutory accounts for that year has been delivered to the Registrar of Companies. The auditor’s report on those accounts was not qualified, did not include a reference to any matters to which the auditors drew attention by way of emphasis without qualifying the report and did not contain statements under section 498(2) or (3) of the Companies Act 2006.

The interim report for the period 01 January-30 June 2022 is not audited or reviewed.

Significant accounting policies

The interim report for the period 01 January-30 June 2022 is presented in accordance with IAS 34 “Interim Financial Reporting” (“IAS 34”) as adopted in the UK. The interim financial statements are also prepared in accordance with IAS 34 as issued by the International Accounting Standards Board (“IASB”) and IAS 34 as adopted by the EU, as applied to financial periods beginning on or after 01 January 2022.

TORM has implemented the following standards and amendments issued by the IASB and adopted by the UK in the consolidated financial statements for 2022:

●	Annual Improvements to IFRS 2018-2020 relating to IFRS 1, IFRS 9 and IAS 41
●	Amendments to IFRS 3 – Reference to the Conceptual Framework
●	Amendments to IAS 16 – Property, Plant and Equipment: Proceeds before intended use
●	Amendments to IAS 37 – Onerous Contracts – Cost of Fulfilling a Contract.

It is assessed that application of these effective on 01 January 2022 has not had any material impact on the consolidated financial statements in 2022. The interim report has been prepared using the same accounting policies and methods of computation as in the Annual Report 2021.

For critical estimates and judgements, please refer to the Annual report 2021, pages 124-125.

Going concern

TORM monitors its funding position throughout the year to ensure that it has access to sufficient funds to meet its forecast cash requirements, including newbuilding and loan commitments, and to monitor compliance with the financial covenants within its loan facilities. As of 30 June 2022, TORM’s available liquidity including undrawn facilities was USD 240.4m, including a total cash position of USD 157.7m (including restricted cash of USD 24.4m), USD 45.0m undrawn credit facility and USD 37.7m available lease facility. TORM’s net interest-bearing debt was USD 894.0m, and the net loan-to-value ratio was 42.5%. TORM performs sensitivity calculations to reflect different scenarios including, but not limited to, future freight rates and vessel valuations in order to identify risks to future liquidity and covenant compliance and to enable Management to take corrective actions, if required.

NOTE 10 - continued

The sensitivity calculations are similar to those applied in connection with covenant testing in the Annual Report 2021. The principal risks and uncertainties facing TORM are set out on page 12.

TORM continues to pay special attention to the significantly increased geopolitical risk following Russia’s invasion of Ukraine in February 2022 and the associated effects on the product tanker market and to a smaller extent than earlier the global development in COVID-19. The financial impact going forward is uncertain, but TORM currently expects that the possible effects are covered within the sensitivity calculations.

The Board of Directors has considered TORM’s cash flow forecasts and the expected compliance with TORM’s financial covenants for a period of not less than 12 months from the date of approval of this interim report. Based on this review, the Board of Directors has a reasonable expectation that, taking into account reasonably possible changes in trading performance and vessel valuations, TORM will be able to continue in operational existence and comply with its financial covenants for the next 12 months. Accordingly, TORM continues to adopt the going concern basis in preparing its financial statements.